Subsequent Events (Details Narrative) - USD ($)						1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 15, 2021	Dec. 07, 2020	Nov. 06, 2020	Oct. 14, 2020	Sep. 30, 2020	May 14, 2021	Mar. 31, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Number of shares issued, shares								8,062,244
Series C Preferred Shares [Member]
Subsequent Event [Line Items]
Conversion of shares	286
Carrying value of shares converted	$ 286,302
Number of shares issued, shares		200	300	250	250		500
Subsequent Event [Member] | Series C Preferred Shares [Member]
Subsequent Event [Line Items]
Conversion of shares						250
Carrying value of shares converted						$ 200,000
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Conversion of shares						1,102,942